Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	$ 686	$ 436
Deferred tax expense (income)	674	431
Net operating loss carryforwards [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	234	127
Capital allowances in excess of depreciation [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(92)	775
Decommissioning and restoration provisions [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	264	(393)
U.S. alternative minimum tax credits [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	105	(31)
Unrealized foreign exchange [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(11)	89
Withholding taxes [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	25	(10)
Inventories [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	32	(12)
Other temporary differences [member]
Disclosure of Income Taxes [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	$ 117	$ (114)